SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (TABLES)	12 Months Ended
Dec. 31, 2012
Significant Accounting Policies Tables [Abstract]
Schedule of New Accounting Pronouncements and Changes in Accounting Principles [Table Text Block]
	As Previously Reported		Adjustment		As Adjusted
	December 31,		December 31,		December 31,
	2011	2010	2011	2010	2011	2010

	(In Millions)
Assets:
Deferred policy acquisition costs	$4,653	$8,383	$(1,108)	$(1,880)	$3,545	$6,503
Liabilities:
Current and deferred income taxes	5,491	4,315	(387)	(658)	5,104	3,657
Equity:
Retained earnings	10,120	8,085	(728)	(1,241)	9,392	6,844
Accumulated other comprehensive
income (loss)	(304)	(629)	7	19	(297)	(610)
Total AXA Equitable's equity	15,561	13,051	(721)	(1,222)	14,840	11,829
Total equity	18,264	16,169	(721)	(1,222)	17,543	14,947

	As Previously
	Reported	Adjustment	As Adjusted

Year Ended December 31, 2011	(In Millions)
Benefits and Other Deductions:
Amortization of deferred policy acquisition costs	$4,680	$(1,060)	$3,620
Capitalization of deferred policy acquisition costs	(1,030)	271	(759)
Earnings (loss) from continuing operations, before
income taxes	3,335	789	4,124
Income tax (expense) benefit	(1,022)	(276)	(1,298)
Net earnings (loss)	2,313	513	2,826
Net Earnings (Loss) Attributable to AXA Equitable	2,414	513	2,927

Year Ended December 31, 2010
Benefits and Other Deductions:
Amortization of deferred policy acquisition costs	$168	$(494)	$(326)
Capitalization of deferred policy acquisition costs	(916)	261	(655)
Earnings (loss) from continuing operations, before
income taxes	3,015	233	3,248
Income tax (expense) benefit	(707)	(82)	(789)
Net earnings (loss)	2,308	151	2,459
Net Earnings (Loss) Attributable to AXA Equitable	2,073	151	2,224

	As Previously
	Reported	Adjustment	As Adjusted

	(In Millions)
Year Ended December 31, 2011
Cash flows from operating activities:
Net earnings	$2,313	$513	$2,826
Change in deferred policy acquisition costs	3,650	(789)	2,861
Change in current and deferred income taxes	950	276	1,226

Year Ended December 31, 2010
Cash flows from operating activities:
Net earnings	$2,308	$151	$2,459
Change in deferred policy acquisition costs	(748)	(233)	(981)
Change in current and deferred income taxes	721	82	803